Consolidated Statements of Operations - USD ($)	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
Defined Benefit Plan Disclosure [Line Items]
NET SALES	$ 8,398,049	$ 9,922,799
COST OF SALES	5,004,375	7,144,335
GROSS PROFIT	3,393,674	2,778,464
OPERATING EXPENSES
Selling and marketing expenses	1,565,006	1,928,198
General and administrative expenses	8,271,823	22,743,877
Research and development costs		65,164
Total Operating Expenses	9,836,829	24,737,239
OPERATING LOSS	(6,443,155)	(21,958,775)
NON-OPERATING INCOME (EXPENSE)
Amortization of debt discounts	(1,067,806)	(4,095,030)
Loss on conversion of accounts payable to common stock	(289,980)
Change in fair value of derivative liability	7,635,612	10,950,017
Derivative expense	(14,119,784)	(8,995,962)
Total Non-Operating Income (Expenses)	(9,193,263)	(3,319,050)
NET INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE PROVISION FOR INCOME TAXES	(15,636,418)	(25,277,825)
DISCONTINUED OPERATIONS
Loss from discontinued operations		(4,461,968)
Loss on disposal of subsidiaries		(41,413,892)
LOSS FROM DISCONTINUED OPERATIONS		(45,875,860)
NET INCOME (LOSS) FROM OPERATIONS BEFORE PROVISION FOR INCOME TAXES	(15,636,418)	(71,153,685)
Provision for income taxes
NET INCOME (LOSS)	(15,636,418)	(71,153,685)
Other comprehensive income (loss)
Foreign currency translations adjustment	41,029	87,550
Comprehensive income (loss)	$ (15,595,389)	$ (71,066,135)
Net income (loss) per share - basic and diluted (see Note 3)
Continuing operations basic	$ (32.44)	$ (1,806.33)
Continuing operations diluted	(32.44)	(1,806.33)
Discontinued operations basic		(3,278.25)
Discontinued operations diluted		(3,278.25)
Net loss per share - basic	(32.44)	(5,084.58)
Net loss per share - diluted	$ (32.44)	$ (5,084.58)
Weighted average common shares outstanding - basic	482,005	13,994
Weighted average common shares outstanding - diluted	482,005	13,994
Nonrelated Party [Member]
NON-OPERATING INCOME (EXPENSE)
Interest expense	$ (1,351,305)	$ (884,985)
Related Party [Member]
NON-OPERATING INCOME (EXPENSE)
Interest expense		$ (293,090)